Borrowings and other financial liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Current and non-current borrowings

	June 30, 2024		June 30, 2023
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Convertible Notes - AgCentral Energy	—	—	14,281	—
Senior Convertible Notes - AgCentral Energy and Nabors Lux	—	—	—	7,134
Shareholders Loan - AgCentral Energy	—	—	5,531	—
Promissory Note - EDF	—	5,869	—	—
Backstop Agreement - Nabors	—	6,953	—	—
	—	12,821	19,812	7,134
Below is the detailed breakdown of the face value for each convertible note issuance (excluding the issuance of incremental notes by way of capitalised coupon payments) and the timing of their respective tranche payments, up to October 24, 2023, last tranche payment prior to the consummation of the Capital Reorganization:

Note	Face Value per note (AUD)	Tranche	Issuance Date	No. of notes issued	Total Face value (In thousands of AU Dollars)	Total Face value (In thousands of US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
		4	August 15, 2023	2,500,000	3,839	2,500
		5	October 24, 2023	2,500,000	3,931	2,500
					18,830	12,500
					36,800	25,351

Embedded derivative
The embedded derivative as part of such contracts have been tabulated below:

Component	Particulars	June 30, 2024	June 30, 2023
		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	561	—
		561	—
The embedded derivative as part of such hybrid contracts i.e. convertible notes have been tabulated below:

		June 30,
Component	Particulars	2024	2023

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	—
	Convertible Note 5	—	18
	Senior Convertible Note	—	174
		—	192
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	431	950
	Convertible Note 4	506	995
	Convertible Note 5	58	127
	Senior Convertible Note	309	94
		1,304	2,166

Interest expense associated with effective interest rate

		Twelve Months Ended June 30,
		2024	2023
		(In thousands of US Dollars)
Interest expense by applying effective interest rate	Promissory Note – EDF	522	—
		522	—
The embedded derivative as part of such hybrid contracts i.e. convertible notes have been tabulated below:

		June 30,
Component	Particulars	2024	2023

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	—
	Convertible Note 5	—	18
	Senior Convertible Note	—	174
		—	192
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	431	950
	Convertible Note 4	506	995
	Convertible Note 5	58	127
	Senior Convertible Note	309	94
		1,304	2,166

		Twelve Months Ended June 30,
		2024	2023	2022
		(In thousands of US Dollars)
Interest expense by applying effective interest rate	Shareholder Loan – AgCentral Energy	159	295	17

Convertible notes

	June 30, 2024		June 30, 2023
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Convertible Notes - AgCentral Energy	—	—	14,281	—
Senior Convertible Notes - AgCentral Energy and Nabors Lux	—	—	—	7,134
Shareholders Loan - AgCentral Energy	—	—	5,531	—
Promissory Note - EDF	—	5,869	—	—
Backstop Agreement - Nabors	—	6,953	—	—
	—	12,821	19,812	7,134
Below is the detailed breakdown of the face value for each convertible note issuance (excluding the issuance of incremental notes by way of capitalised coupon payments) and the timing of their respective tranche payments, up to October 24, 2023, last tranche payment prior to the consummation of the Capital Reorganization:

Note	Face Value per note (AUD)	Tranche	Issuance Date	No. of notes issued	Total Face value (In thousands of AU Dollars)	Total Face value (In thousands of US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
		4	August 15, 2023	2,500,000	3,839	2,500
		5	October 24, 2023	2,500,000	3,931	2,500
					18,830	12,500
					36,800	25,351